INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate		(0.90%)	(0.00%)
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate		25.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Foreign Tax Jurisdiction [Member] | Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carry-forward		$ 5,371,806